Intangible Assets (Details Narrative) - NZD ($) $ in Thousands		12 Months Ended
	Jan. 28, 2020	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		$ 3,443	$ 6,631
Impairment loss recognised in profit or loss, goodwill			2,480
Software impairments			202,000
Development costs			$ 200,000
Consideration of intangible asset		906
Gain on sale of intangible assets		906
US [Member]
Disclosure of detailed information about intangible assets [line items]
Consideration of intangible asset		600
Gain on sale of intangible assets		$ 600
Gogogo SRL [Member] | US [Member]
Disclosure of detailed information about intangible assets [line items]
Sale of rights, title and interest	$ 600
FOH License [Member]
Disclosure of detailed information about intangible assets [line items]
Cash flow forecast period		5 years	5 years
Post-tax discount rate		105.00%	10.50%
Long term sales growth rate		2.00%	2.00%
FOH License [Member] | FY2022 [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		12.00%
FOH License [Member] | FY2023 [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		7.50%
FOH License [Member] | FY2024 [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		5.00%
FOH License [Member] | FY2025 [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		4.00%
FOH License [Member] | FY2022 and FY2026 [Member] | Minimum [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		5.00%
Net margin		31.00%
EBITDA margin		3.00%
FOH License [Member] | FY2022 and FY2026 [Member] | Maximum [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		9.00%
Net margin		35.00%
EBITDA margin		10.00%
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		0.00%
Cash flow forecast period		5 years	5 years
Long term sales growth rate		2.00%	2.00%
Fair value less costs		$ 3,300
Royalty rate		5.00%	5.00%
Brands [Member] | Minimum [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth			5.00%
Brands [Member] | Maximum [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth			9.00%
US Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate		10.50%	10.50%
NZ Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate		15.50%	11.75%
Impairment Testing for Indefinite-Lived Brand Intangibles [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate		0.80%	2.10%
Impairment of intangible assets		$ 141,000	$ 1,047,000
Impairment of indefinite asset rate description		The sensitivities that have been separately modelled are as follows: (a) a 0.8% increase in the post-tax discount rate (b) 1.7% decrease in the terminal growth (c) 5.0% decrease in sales forecast
Impairment Testing for Indefinite-Lived Brand Intangibles [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate		1.70%
Impairment of intangible assets		$ 816,000
Impairment Testing for Indefinite-Lived Brand Intangibles Two [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate		5.00%	0.00%
Impairment of intangible assets		$ 581,000	$ 1,749,000
Software & Website [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill			$ 200